Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies.
Commitments and contingencies

20.  Commitments and contingencies

Operating lease commitments

The Company leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2018, 2019 and 2020 were RMB131,808,  RMB105,038 and RMB 57,423(US$8,800), respectively.

Future minimum lease payments under non-cancelable operating leases agreements consist of the following as of December 31, 2020:

	RMB	US$
2021	18,196	2,789
2022	7,076	1,084
2023	5,618	861
2024	5,329	817
2025 and thereafter	1,766	270
Total	37,985	5,821

Capital and other commitments

Future minimum capital commitments, mainly representing renovating expense under non-cancellable agreements, consist of the following as of December 31, 2020:

	RMB	US$
2021	13,900	2,130
2022	11,700	1,793
2023 and thereafter	1,600	246
Total	27,200	4,169